                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 6-30-2003

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name: Kramer Spellman, L.P.
     --------------------------------------------------------------------------

Address: 600 Madison Ave. 18th Fl. NY NY 10022
        -----------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Form 13F File Number: 28-
                         -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ezra Levy
     --------------------------------------------------------------------------

Title: CFO
      -------------------------------------------------------------------------

Phone: 212 421-3737
      -------------------------------------------------------------------------

Signature, Place, and Date of Signing:


/s/ Ezra Levy                 New York, NY                      8-13-2003
---------------------       ----------------------        ---------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:
                                        --------------------

Form 13F Information Table Value Total: $
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


Kramer Spellman, L.P.
PORTFOLIO APPRAISAL
30-Jun-03


                                                       Unit         Market       Market
Security                                               Quantity     Price        Value
------------------------                               ----------   -------      -----------

COMMON STOCK
------------
Allstate Corp.                                               10000        35.65      356500
                                                       ------------  -----------  ----------
                                                             10000        35.65      356500


AmBase Corp.                                                282800          0.9      254520
                                                       ------------  -----------  ----------
                                                            282800          0.9      254520


American Financial Realty Trust                             169000        14.91     2519790
                                                       ------------  -----------  ----------
                                                            169000        14.91     2519790


Arbor Realty Trust, Inc.                                      8000           75      600000
                                                       ------------  -----------  ----------
                                                              8000           75      600000


AutoNation, Inc.                                             40000        15.72      628800
                                                       ------------  -----------  ----------
                                                             40000        15.72      628800


Banco Latinamericano de Exportaciones, SA                   120000         7.97      956400
                                                       ------------  -----------  ----------
                                                            120000         7.97      956400


Bank of N.T. Butterfield & Son, Ltd.                         13820         34.5      476790
                                                       ------------  -----------  ----------
                                                             13820         34.5      476790


BankAmerica Corporation                                       5000        79.03      395150
                                                       ------------  -----------  ----------
                                                              5000        79.03      395150


BankAtlantic Bancorp                                         10000        11.89      118900
                                                       ------------  -----------  ----------
                                                             10000        11.89      118900


CNA Financial Corp.                                          18000         24.6      442800
                                                       ------------  -----------  ----------
                                                             18000         24.6      442800


Ceres Group, Inc.                                          1678562         2.76     4632831
                                                       ------------  -----------  ----------
                                                           1678562         2.76     4632831


Chicago Bridge & Iron Company, N.V.                          10000        22.68      226800
                                                       ------------  -----------  ----------
                                                             10000        22.68      226800


Citigroup, Inc.                                              10000         42.8      428000
                                                       ------------  -----------  ----------
                                                             10000         42.8      428000


Countrywide Credit Industries, Inc.                          62000        69.57     4313340
                                                       ------------  -----------  ----------
                                                             62000        69.57     4313340


DepoMed, Inc.                                                88000          4.8      422400
                                                       ------------  -----------  ----------
                                                             88000          4.8      422400


First Investors Financial Services Group                    121400         4.14      502596
                                                       ------------  -----------  ----------
                                                            121400         4.14      502596


Fog Cutter Capital Group, Inc.                               21200          5.3      112339
                                                       ------------  -----------  ----------
                                                             21200          5.3      112339


Friedman, Billings, Ramsey Group, Inc.                       67600         13.4      905840
                                                       ------------  -----------  ----------
                                                             67600         13.4      905840


Hawthorne Financial Corp.                                    13000        34.67      450710
                                                       ------------  -----------  ----------
                                                             13000        34.67      450710


Hudson City Bancorp, Inc.                                    10000         25.5      255000
                                                       ------------  -----------  ----------
                                                             10000         25.5      255000


IPC Holdings, Ltd.                                           36000        33.51     1206360
                                                       ------------  -----------  ----------
                                                             36000        33.51     1206360


Information Resources, Inc.                                  57000         3.93      224010
                                                       ------------  -----------  ----------
                                                             57000         3.93      224010


John Hancock Financial Services, Inc.                        30000        30.73      921900
                                                       ------------  -----------  ----------
                                                             30000        30.73      921900


LNR Property Corp.                                           16000         37.4      598400
                                                       ------------  -----------  ----------
                                                             16000         37.4      598400


Lincoln National Corp.                                        7000        35.63      249410
                                                       ------------  -----------  ----------
                                                              7000        35.63      249410


Luminent                                                     40000           15      600000
                                                       ------------  -----------  ----------
                                                             40000           15      600000


Meadowbrook Insurance Group, Inc.                          1335500         3.17     4233535
                                                       ------------  -----------  ----------
                                                           1335500         3.17     4233535


Medallion Financial Corp.                                   100900         6.97      703273
                                                       ------------  -----------  ----------
                                                            100900         6.97      703273


Mego Financial Corp.                                         75000         0.25       18750
                                                       ------------  -----------  ----------
                                                             75000         0.25       18750


Metris Companies, Inc.                                      248500         5.55     1379175
                                                       ------------  -----------  ----------
                                                            248500         5.55     1379175


Munich Re                                                     5000       102.22      511100
                                                       ------------  -----------  ----------
                                                              5000       102.22      511100


Nationwide Financial Services, Inc.                          10000         32.5      325000
                                                       ------------  -----------  ----------
                                                             10000         32.5      325000


New Century Financial Corp.                                  17500        43.44      760200
                                                       ------------  -----------  ----------
                                                             17500        43.44      760200


Newhall Land & Farming Company                               19500        30.25      589875
                                                       ------------  -----------  ----------
                                                             19500        30.25      589875


Ocwen Financial Corp.                                       759408         4.54     3447712
                                                       ------------  -----------  ----------
                                                            759408         4.54     3447712


Pacific Union Bank                                           20901        13.08      273382
                                                       ------------  -----------  ----------
                                                             20901        13.08      273382


Penn-America Group, Inc.                                     49300        11.25      554625
                                                       ------------  -----------  ----------
                                                             49300        11.25      554625


Pennfed Financial Services, Inc.                             21500        27.75      596625
                                                       ------------  -----------  ----------
                                                             21500        27.75      596625


Platinum Underwriters Holdings, Ltd.                         35000        27.14      949900
                                                       ------------  -----------  ----------
                                                             35000        27.14      949900


Progressive Corp.                                             3000         73.1      219300
                                                       ------------  -----------  ----------
                                                              3000         73.1      219300


Prudential Financial, Inc.                                   15000        33.65      504750
                                                       ------------  -----------  ----------
                                                             15000        33.65      504750


RAIT Investment Trust                                        10700         26.5      283550
                                                       ------------  -----------  ----------
                                                             10700         26.5      283550


Resource America, Inc.                                      189958        10.36     1967965
                                                       ------------  -----------  ----------
                                                            189958        10.36     1967965


Revlon, Inc.                                                 56500            3      169500
                                                       ------------  -----------  ----------
                                                             56500            3      169500


Safety Insurance Group, Inc.                                 52600        14.71      773746
                                                       ------------  -----------  ----------
                                                             52600        14.71      773746


Scottish Annuity & Life Holdings, Ltd.                       43000        20.21      869030
                                                       ------------  -----------  ----------
                                                             43000        20.21      869030


Sovereign Bancorp, Inc.                                      32100        15.65      502365
                                                       ------------  -----------  ----------
                                                             32100        15.65      502365


State Auto Financial Corp.                                   10000        22.46      224600
                                                       ------------  -----------  ----------
                                                             10000        22.46      224600


The Hartford Financial Services Group                        10000        50.36      503600
                                                       ------------  -----------  ----------
                                                             10000        50.36      503600


The PMI Group, Inc.                                          25000        26.84      671000
                                                       ------------  -----------  ----------
                                                             25000        26.84      671000


The Phoenix Companies, Inc.                                  48000         9.03      433440
                                                       ------------  -----------  ----------
                                                             48000         9.03      433440


Toll Brothers, Inc.                                          15000        28.31      424650
                                                       ------------  -----------  ----------
                                                             15000        28.31      424650


Torchmark Corp.                                               8000        37.25      298000
                                                       ------------  -----------  ----------
                                                              8000        37.25      298000


Tyco International, Ltd.                                     50000        18.98      949000
                                                       ------------  -----------  ----------
                                                             50000        18.98      949000


Union Acceptance Corp.                                      515300         0.31      157167
                                                       ------------  -----------  ----------
                                                            515300         0.31      157167


UnionBanCal Corp.                                             8000        41.37      330960
                                                       ------------  -----------  ----------
                                                              8000        41.37      330960


UnumProvident Corporation                                   129000        13.41     1729890
                                                       ------------  -----------  ----------
                                                            129000        13.41     1729890


White Mountains Insurance Group Ltd.                          2100          399      837900
                                                       ------------  -----------  ----------
                                                              2100          399      837900


Willis Lease Finance Corporation                             85900         4.63      397717
                                                       ------------  -----------  ----------
                                                             85900         4.63      397717


Taylor Capital Trt-9.75% Pfd                                 10000         28.3      283000
                                                       ------------  -----------  ----------
                                                             10000         28.3      283000